Capital Lease and Finance Obligations (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Schedule of Repayment of Capital Lease and Finance Obligations
The present value of the minimum lease payments required for the capital lease and finance obligations over the next five years and thereafter are as follows:

	Capital	Finance
	Leases	Obligations	Total
Year	(in millions)	(in millions)	(in millions)
2017	$116	$5	$121
2018	60	32	92
2019	61	15	76
2020	70	3	73
2021	46	35	81
Thereafter	1,976	3	1,979
	$2,329	$93	$2,422
Less: Amounts representing imputed interest and executory costs on capital lease and finance obligations			(1,886)
Total capital lease and finance obligations			536
Less: Current installments			(76)
			$460